                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

Nancy Vann
Vice President &
Assistant Counsel

March 16, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Quest International Value Fund, Inc.
            (the "Registrant")
            Reg. No. 33-34720; File No. 811-06105
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  I hereby  represent  that,  with  respect to the  Prospectus  and  Statement  of
Additional  Information  of the  Registrant,  dated March 16, 2006, no changes were  made to the  Prospectus  and the  Statement  of  Additional  Information
contained in Post-Effective Amendment No. 32 to the Registrant's  Registration
Statement on Form N-1A,  which was filed  electronically  with the  Securities and Exchange Commission on March 13, 2006.

                                                Sincerely,

                                                /s/ Nancy Vann

                                                ------------------------------------
                                                Nancy Vann
                                                Vice President &
                                                Assistant Counsel
                                                212.323.5089
                                                nvann@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw LLP
     KPMG LLP
     Gloria LaFond